Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Oct. 30, 2024	Oct. 02, 2024	Sep. 09, 2024	Sep. 03, 2024	May 20, 2024	Mar. 06, 2024	Feb. 28, 2024	Jan. 17, 2024
Roundhill Bitcoin Covered Call Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Bitcoin Covered Call Strategy ETF NAV
Account Value	$ 15,274								$ 10,000
Roundhill China Dragons ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill China Dragons ETF NAV
Account Value	$ 8,493		$ 10,000
Roundhill Daily 2X Long Magnificent Seven ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Daily 2X Long Magnificent Seven ETF NAV
Account Value	$ 18,303							$ 10,000
Roundhill Ether Covered Call Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Ether Covered Call Strategy ETF NAV
Account Value	$ 12,392				$ 10,000
Roundhill GLP-1 & Weight Loss ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill GLP-1 & Weight Loss ETF NAV
Account Value	$ 9,689					$ 10,000
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF NAV
Account Value	$ 11,793						$ 10,000
Roundhill S&P 500 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF NAV
Account Value	$ 11,783						10,000
Roundhill S&P 500 Target 20 Managed Distribution ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill S&P 500 Target 20 Managed Distribution ETF NAV
Account Value	$ 10,126	$ 10,000
Roundhill Small Cap 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Small Cap 0DTE Covered Call Strategy ETF NAV
Account Value	$ 10,894			$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 11,946								$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 9,961		$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 11,222							$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 10,294				$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 10,631					$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 11,101						10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 11,101						$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 9,974	$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 10,448			$ 10,000